UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      WASHINGTON D.C. 20549

 				    FORM 13F-HR

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number: ____________
This Amendment (Check only one.): 	[  ] is a restatement.
       					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Fort Hill Capital Management, LLC
Address: 	457 Washington Street
		Duxbury, MA 02332
13F File Number: 28-13346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Alec Petro
Title: 	Member of General Partners Managing Member
Phone:	781-934-0844

Signature, Place, and Date of Signing

	/s/ Alec Petro		  Duxbury, MA	   November 15, 2012
  ------------------------- -------------------- ----------------------
	[Signature]		  [City, State]	       [Date]

Report Type: (Check only one):

[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				0
Form 13F Information Table Entry Total:			       32
Form 13F Information Table Value Total: 		$   4,491
						       (thousands)

List of Other Included Managers:

None




             Name of Issuer               Title of Class    CUSIP     VALUE  Shares Units  Call/  Discretion   Other   Sole
								    (x$1000)		    Put		     Managers
---------------------------------------- ---------------- --------- -------- ------- ---- ------- ---------- --------- ------

APPLE INC                                COM              037833100      971    1455  SH    NULL      SOLE   NULL         1455
AT&T INC                                 COM              00206R102        5   20400 NULL    PUT      SOLE   NULL        20400
BANK OF AMERICA CORPORATION              COM              060505104      196   22251  SH    NULL      SOLE   NULL        22251
BANK OF AMERICA CORPORATION              COM              060505104        4   83200 NULL    PUT      SOLE   NULL        83200
CISCO SYS INC                            COM              17275R102        4   34000 NULL    PUT      SOLE   NULL        34000
CITIGROUP                                NULL             172967424        2   14700 NULL    PUT      SOLE   NULL        14700
COCA COLA CO                             COM              191216100        4   11200 NULL    PUT      SOLE   NULL        11200
COMCAST CORP NEW                         CL A             20030N101        2   19500 NULL    PUT      SOLE   NULL        19500
DISNEY WALT CO                           COM DISNEY       254687106        1   11600 NULL    PUT      SOLE   NULL        11600
EXXON MOBIL CORP                         COM              30231G102        2   22300 NULL    PUT      SOLE   NULL        22300
FORD MTR CO DEL                          COM PAR $0.01    345370860        1   16500 NULL    PUT      SOLE   NULL        16500
GENERAL ELECTRIC CO                      COM              369604103      473   20843  SH    NULL      SOLE   NULL        20843
GENERAL ELECTRIC CO                      COM              369604103        2   47000 NULL    PUT      SOLE   NULL        47000
GOOGLE INC                               CL A             38259P508      545     722  SH    NULL      SOLE   NULL          722
HOME DEPOT INC                           COM              437076102      234    3870  SH    NULL      SOLE   NULL         3870
INTEL CORP                               COM              458140100      498   21965  SH    NULL      SOLE   NULL        21965
INTEL CORP                               COM              458140100       47   27800 NULL    PUT      SOLE   NULL        27800
INTERNATIONAL BUSINESS MACHS             COM              459200101      466    2245  SH    NULL      SOLE   NULL         2245
JOHNSON & JOHNSON                        COM              478160104        1   14600 NULL    PUT      SOLE   NULL        14600
JPMORGAN CHASE & CO                      COM              46625H100        2   19500 NULL    PUT      SOLE   NULL        19500
MERCK & CO INC NEW                       COM              58933Y105        1   15700 NULL    PUT      SOLE   NULL        15700
MICROSOFT CORP                           COM              594918104      388   13037  SH    NULL      SOLE   NULL        13037
MICROSOFT CORP                           COM              594918104       15   28500 NULL    PUT      SOLE   NULL        28500
ORACLE CORP                              COM              68389X105        4   17200 NULL    PUT      SOLE   NULL        17200
PFIZER INC                               COM              717081103      224    9032  SH    NULL      SOLE   NULL         9032
PFIZER INC                               COM              717081103        3   37000 NULL    PUT      SOLE   NULL        37000
PROCTER & GAMBLE CO                      COM              742718109        1   15600 NULL    PUT      SOLE   NULL        15600
QUALM INC                                COM              747525103        5   11100 NULL    PUT      SOLE   NULL        11100
SCHLUMBERGER LTD                         COM              806857108      225    3104  SH    NULL      SOLE   NULL         3104
SPDR S&P 500 ETF TR                      TR UNIT          78462F103      161  660300 NULL   CALL      SOLE   NULL       660300
VERIZON MUNICATIONS INC                  COM              92343V104        1   12000 NULL    PUT      SOLE   NULL        12000
WELLS FARGO & CO NEW                     COM              949746101        5   29600 NULL    PUT      SOLE   NULL        29600

